INTANGIBLE ASSETS - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Retirements relate to intangibles assets with a net book value	€ 0
Amount of borrowing costs capitalised	€ 494	€ 640
Capitalisation rate	10.00%	10.00%
Amount deducted from the capitalized book value	€ 159	€ 268	€ 723
Pre-tax discount rate	12.89%	11.17%